SHARE CAPITAL AND SHARE BASED COMPENSATION -RSUs (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2022 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted during the year (in shares)	112,448
Award vesting period (in years)	4 years